CONTRACT ASSETS AND CONTRACT LIABILITIES (Tables)	6 Months Ended
Mar. 31, 2026
Contract Assets And Contract Liabilities
SCHEDULE OF CONTRACT ASSETS AND CONTRACT LIABILITIES

	As of September 30, 2025	As of March 31, 2026
	RMB	RMB	USD
Contract assets – current, net:
Retention receivables	2,466,827	1,498,137	217,184
Less: allowance for credit loss	-	-	-
Total	2,466,827	1,498,137	217,184
Contract assets – non- current, net:
Retention receivables	10,955,098	10,995,921	1,594,074
Less: allowance for credit loss	-	-	-
Total	10,955,098	10,995,921	1,594,074

	As of September 30, 2025	As of March 31, 2026
	RMB	RMB	USD
Contract liabilities:
Payments received or receivable in excess of revenue recognized on uncompleted contracts	844,757	1,691,990	245,287
Total	844,757	1,691,990	245,287